CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY (Details Narrative)	Dec. 31, 2023
Notes and other explanatory information [abstract]
Convertible loan percent	75.00%
Redemption of loan percent	25.00%